Land Use Rights, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Land use rights, net [Abstract]
Amortization expenses	¥ 191,244	$ 27,340	¥ 191,244	¥ 191,244
Carrying amount	¥ 8,080,054		¥ 8,271,298